Supplemental Oil and Gas Reserve Information (Details4)	12 Months Ended
	Dec. 31, 2013 MBoe	Dec. 31, 2012 MBoe	Dec. 31, 2011 MBoe
Unit of measure	(MBOE)	(MBOE)	(MBOE)
Percent proved developed	0.074%	0.038%
Estimated proved developed reserves energy	153.7	8.8
Estimated proved undeveloped reserves energy	1,919.6	222.1	13.7
Estimated Net Proved Reserves energy	2,073.3	229.2	13.7
Probable reserves energy	3,998	1,774.90
Possible reserves energy	5,525.3	367.4	183.6
Oil
Unit of measure	(MBbls)	(MBbls)	(MBbls)
Estimated proved developed reserves volume	118.5	7.7
Estimated proved undeveloped reserves volume	1,421.90	158.6	13.7
Estimated Net Proved Reserves volume	154,040	166.3	13.7
Probable reserves volume	2,961.50	1,414.80
Possible reserves volume	4,092.80	297.9	149.8
Gas
Unit of measure	(MMcf)	(MMcf)	(MMcf)
Estimated proved developed reserves volume	211.4	6.4
Estimated proved undeveloped reserves volume	2,985.90	370.8
Estimated Net Proved Reserves volume	319,730	377.2
Probable reserves volume	6,219.10	1,980.7
Possible reserves volume	8,594.90	417.1	208.5
Natural gas liquids
Unit of measure	(MBbls)	(MBbls)	(MBbls)